Commitments and contingencies - Schedule of Prepayments of Flight Equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Prepayments on Flight Equipment [Roll Forward]
Prepayments on flight equipment at beginning of period	$ 4,272,766	$ 3,460,296
Prepayments and additions during the period, net	1,197,369	1,211,364
Interest paid and capitalized during the period, net	64,728	73,121
Prepayments and capitalized interest applied to the purchase of flight equipment	(1,427,961)	(434,101)
Prepayments on flight equipment at end of period	$ 4,106,902	$ 4,310,680